Note 15 - Commitments and Contingencies (Details Textual) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
APA Lease [Member]
Lease Improvement Plan, Period Limitation (Month)	24 months
DVT Lease [Member]
Lease Improvement Requirement, Phase I Requirement	$ 15,300
Lease Improvement Requirement, Phase II Requirement	14,600
ADS Construction Project [Member]
Capital Improvement, Comment To Spend	10,000
SGR Phase II Project [Member]
Minimum Improvement Amount	2,000
BNA Construction Project [Member]
Capital Improvement, Comment To Spend	17,000
Termination Penalty	$ 0
OPF Construction Contract [Member]
Percentage of Unrealized Fee	50.00%